Share capital - Common shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Share capital
Common shares issued	20,879,497	20,776,217
Common shares, par value	$ 0	$ 0
Common shares issued and outstanding	$ 205,825	$ 219,579